INVESTMENT IN UNCONSOLIDATED ENTITY (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Equity Method Investments	The Company’s investment in unconsolidated entity as of September 30, 2021 and December 31, 2020 is as follows:
	September 30, 2021	December 31, 2020
The TIC Interest	$9,977,144	$10,002,368
The Company’s investment in unconsolidated entity as of December 31, 2020 and 2019 is as follows:
	December 31,
	2020	2019
The TIC Interest	$10,002,368	$10,388,588

Entities Equity In Earnings	The Company’s income (loss) from investments in unconsolidated entities for the years ended December 31, 2020 and 2019 is as follows:

	Years Ended December 31,
	2020	2019
The TIC Interest	$296,780	$296,691
REIT I	—	(62,643)
Total	$296,780	$234,048

Summarized Financial Information
The following is summarized financial information for the Santa Clara property as of and for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Assets:
Real estate investments, net	$29,906,146	$30,858,240
Cash and cash equivalents	380,774	275,760
Other assets	164,684	228,770
Total assets	$30,451,604	$31,362,770

Liabilities:
Mortgage notes payable, net	$13,489,126	$13,746,635
Below-market lease, net	2,806,973	2,953,360
Other liabilities	92,777	68,587
Total liabilities	16,388,876	16,768,582
Total equity	14,062,728	14,594,188
Total liabilities and equity	$30,451,604	$31,362,770

	Years Ended December 31,
	2020	2019
Total revenue	$2,694,874	$2,705,126

Expenses:
Depreciation and amortization	999,929	993,564
Interest expense	565,778	574,086
Other expenses	721,279	731,044
Total expenses	2,286,986	2,298,694
Net income	$407,888	$406,432
The following is REIT I's summarized results of operations for the year ended December 31, 2019:

Year Ended December 31, 2019
Total revenue	$13,132,226

Expenses:
Depreciation and amortization	5,787,709
Interest expense	3,425,625
Other expenses	5,342,365
Total expenses	14,555,699
Other income:
Gain on sale of real estate investment property, net	(1,850,845)
Loss on debt restructuring	1,964,618
Total other income	113,773
Net loss	$(1,309,700)